Income tax (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax liabilities Effect of changes in foreign exchange rates	R$ (145)	R$ (54)
Tax effect of changes in foreign exchange rates	(10)	(91)
Deferred tax liabilities Effect of changes in foreign exchange rates	(155)	(145)
Deferred tax liabilities effect of Net gain or loss on hedge instruments	(455)
Tax effect of Net gain or loss on hedge instruments	(1,126)
Deferred tax liabilities effect of Net gain or loss on hedge instruments	(1,581)	(455)
Deferred tax liabilities Acquisition of subsidiaries	(6,429)	(6,429)
Tax effect of business combination	(2,152)
Tax effect of Acquisition of subsidiaries	1,388
Deferred tax liabilities Acquisition of subsidiaries	(7,193)	(6,429)
Deferred tax liabilities	7,029	6,938
Tax effect Recognized for Acquired in business combinations	(2,152)	0
Deferred tax recognized in profit or loss	252	(91)
Deferred tax liabilities	R$ 8,929	R$ 7,029